Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Parties (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Description of transaction	Total
Receivables from related parties Current	$ 71,856,046	$ 52,858,384
Accounts payable to related parties Current	119,612,972	90,428,929
Non-current accounts payable to related parties	$ 318,518	$ 251,527
Empresa Electrica Panguipulli S .A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Enel Trade S.p.A [Member] | Commodity Derivatives [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trade S.p.A
Country	Italy
Relationship	Common Immediate Parent
Description of transaction	Commodity derivatives
GNL Chile S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.418.940-K	76.418.940-K
Relationship	Associate
Currency	U.S. dollar	U.S. dollar
Parque Eolico Talinay Oriente S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.126.507-5
Company	Parque Eólico Talinay Oriente S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Endesa Generacion [Member] | Commodity Derivatives [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Description of transaction	Commodity derivatives
Sociedad Almeyda Solar SpA [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.321.458-3
Company	Sociedad Almeyda Solar Spa
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Parque Eolico Tal Tal S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.179.024-2
Company	Parque Eolico Tal Tal S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.052.206-6
Company	Parque Eólico Valle de los Vientos S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Enel Green Power Del Sur S p A [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.412.562-2
Company	Enel Green Power del Sur S.p.A
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Geotérmica del Norte [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.971.330-6
Company	Geotérmica del Norte
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Electrogas S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.806.130-5	96.806.130-5
Relationship	Associate
Currency	U.S. dollar	U.S. dollar
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	77.017.930-0	77.017.930-0
Relationship	Joint venture
Currency	Chilean peso	Chilean peso
Trade Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	$ 71,856,046	$ 52,858,384
Trade Receivables [Member] | Endesa Espana [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa España
Country	Spain
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 70,371	83,448
Trade Receivables [Member] | Endesa Espana [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa España
Country	Spain
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 13,077
Trade Receivables [Member] | Empresa Electrica Panguipulli S .A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.524.140-K
Company	Empresa Electrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 86,089
Trade Receivables [Member] | Empresa Electrica Panguipulli S .A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.524.140-K
Company	Empresa Electrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy sales
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 1,031,125	129,755
Trade Receivables [Member] | Empresa Electrica Panguipulli S .A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.524.140-K
Company	Empresa Electrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Tolls
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 79,217	57,827
Trade Receivables [Member] | Enel Trade S.p.A [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trade S.p.A.
Country	Italy
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 8,511
Trade Receivables [Member] | Enel Trade S.p.A [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trade S.p.A.
Country	Italy
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 21,484,590
Trade Receivables [Member] | Enel Trade S.p.A [Member] | Commodity Derivatives [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trade S.p.A.
Country	Italy
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Commodity derivatives
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 20,751,714	22,321,017
Trade Receivables [Member] | Empresa Electrica Puyehue S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.880.800-1
Company	Empresa Electrica Puyehue S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy sales
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 0	64
Trade Receivables [Member] | GNL Chile S.A. [Member] | Advance Natural Gas Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.418.940-k
Company	GNL Chile S.A.
Country	Chile
Relationship	Associate
Currency	CH$
Description of transaction	Advance natural gas purchase
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 18,793,098	16,780,275
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.126.507-5
Company	Parque Eolico Talinay Oriente SA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 49,677
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.126.507-5
Company	Parque Eolico Talinay Oriente SA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy sales
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 16,994	142,926
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.126.507-5
Company	Parque Eolico Talinay Oriente SA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Tolls
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 134	8
Trade Receivables [Member] | Endesa Generacion [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 36,067	36,067
Trade Receivables [Member] | Endesa Generacion [Member] | Commodity Derivatives [Member] | Spain [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Commodity derivatives
Term of transaction	Less than 90 days
Receivables from related parties Current		587,224
Trade Receivables [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Italia Servizi SRL
Country	Italy
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 8,144	8,144
Trade Receivables [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Italia Servizi SRL
Country	Italy
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 290,838	278,834
Trade Receivables [Member] | Sociedad Almeyda Solar SpA [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.321.458-3
Company	Sociedad Almeyda Solar SpA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 19,877
Trade Receivables [Member] | Sociedad Almeyda Solar SpA [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.321.458-3
Company	Sociedad Almeyda Solar SpA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy sales
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 50,594	98,353
Trade Receivables [Member] | Sociedad Almeyda Solar SpA [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.321.458-3
Company	Sociedad Almeyda Solar SpA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Tolls
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 35,572	21,774
Trade Receivables [Member] | Parque Eolico Tal Tal S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.179.024-2
Company	Parque Eolico Tal Tal S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 54,638
Trade Receivables [Member] | Parque Eolico Tal Tal S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.179.024-2
Company	Parque Eolico Tal Tal S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy sales
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 41,487	243,946
Trade Receivables [Member] | Parque Eolico Tal Tal S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.179.024-2
Company	Parque Eolico Tal Tal S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Tolls
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 425
Trade Receivables [Member] | Enel S.p.A [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel SpA
Country	Italy
Relationship	Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 157,701	194,879
Trade Receivables [Member] | Enel S.p.A [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel SpA
Country	Italy
Relationship	Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 215,289	145,858
Trade Receivables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.052.206-6
Company	Parque Eolico Valle de los Vientos S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 49,677
Trade Receivables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.052.206-6
Company	Parque Eolico Valle de los Vientos S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy sales
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 75,956	81,377
Trade Receivables [Member] | Enel Green Power Del Sur S p A [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.412.562-2
Company	Enel Green Power del Sur SpA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 310,179
Trade Receivables [Member] | Enel Green Power Del Sur S p A [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.412.562-2
Company	Enel Green Power del Sur SpA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy sales
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 28,835	25,559
Trade Receivables [Member] | Enel Green Power Del Sur S p A [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.412.562-2
Company	Enel Green Power del Sur SpA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Tolls
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 3,443
Trade Receivables [Member] | Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Brasil S.A.
Country	Brazil
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 47,998	2,121,609
Trade Receivables [Member] | Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Brasil S.A.
Country	Brazil
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 116,436
Trade Receivables [Member] | Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Brasil S.A.
Country	Brazil
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 2,068,594	36,276
Trade Receivables [Member] | Chilectra Inversud [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.532.379-7
Company	Chilectra Inversud
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current		150,246
Trade Receivables [Member] | PH Chucas Costa Rica [Member] | Other Services [Member] | Costa Rica [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	PH Chucas Costa Rica
Country	Costa Rica
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 432,233	1,614,168
Trade Receivables [Member] | Enel Green Power Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.210.110-10
Company	Enel Green Power Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 162,594	34,851
Trade Receivables [Member] | Emgesa S.A.E.S.P[Member] | Other Services [Member] | Colombia [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Emgesa S.A. E.S.P.
Country	Colombia
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current		29,989
Trade Receivables [Member] | Emgesa S.A.E.S.P[Member] | Other Services [Member] | Colombia [Member] | Colombia, Pesos
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Emgesa S.A. E.S.P.
Country	Colombia
Relationship	Common Immediate Parent
Currency	CP$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 13,746	13,327
Trade Receivables [Member] | Codensa S.A [Member] | Other Services [Member] | Colombia [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Codensa S.A.
Country	Colombia
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 791,622	423,462
Trade Receivables [Member] | Codensa S.A [Member] | Other Services [Member] | Colombia [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Codensa S.A.
Country	Colombia
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 29,221
Trade Receivables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	94.271.000-3
Company	Enel Américas S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 1,487,709	2,356,523
Trade Receivables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	94.271.000-3
Company	Enel Américas S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 54,949
Trade Receivables [Member] | Enel Americas S.A. [Member] | Mercantile Current Account [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	94.271.000-3
Company	Enel Américas S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Mercantile current account
Term of transaction	Less than 90 days
Receivables from related parties Current		519,570
Trade Receivables [Member] | Geotérmica del Norte [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.971.330-6
Company	Geotérmica del Norte
Country	Chile
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 82,830
Trade Receivables [Member] | Geotérmica del Norte [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.971.330-6
Company	Geotérmica del Norte
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy sales
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 10,096
Trade Receivables [Member] | Enel Distribucin Per S.A. [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Distribución Perú S.A.
Country	Peru
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 354,283	1,251,369
Trade Receivables [Member] | Enel Green Power Mexico [Member] | Other Services [Member] | Mexico [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Mexico
Country	Mexico
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 152,495
Trade Receivables [Member] | Enel Green Power Perú [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Perú
Country	Peru
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 177,478
Trade Receivables [Member] | Enel Generacin Peru S.A. [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Generación Perú S.A.
Country	Peru
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 15,192	1,328,268
Trade Receivables [Member] | Enel Generacin Peru S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Generación Perú S.A.
Country	Peru
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 758,841
Trade Receivables [Member] | Enel Generacin Peru S.A. [Member] | Other Services [Member] | Peru [Member] | Peru, Nuevos Soles
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Generación Perú S.A.
Country	Peru
Relationship	Common Immediate Parent
Currency	PS$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current		15,192
Trade Receivables [Member] | Enel Green Power Brasil [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Brasil
Country	Brazil
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 37,936
Trade Receivables [Member] | Enel Green Power Brasil Participacoes LTDA [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Brasil Participacoes LTDA
Country	Brazil
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 9,188
Trade Receivables [Member] | Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Colombia SAS
Country	Colombia
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 46,557
Trade Receivables [Member] | Enel Generacin Piura S.A. [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Generación Piura S.A.
Country	Peru
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current		346,061
Trade Receivables [Member] | Enel Generacin Piura S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Generación Piura S.A.
Country	Peru
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 165,875
Trade Receivables [Member] | Enel Perú S.A.C [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Perú S.A.C.
Country	Peru
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current		341,948
Trade Receivables [Member] | Compania Energetica Veracruz S.A.C. [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Compañía Energética Veracruz S.A.C.
Country	Peru
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current		639,233
Trade Receivables [Member] | Chinango S.A.C. [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Chinango S.A.C.
Country	Peru
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 17,410
Trade Receivables [Member] | Enel Green Power Italia [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Italia
Country	Italy
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 262,694
Trade Receivables [Member] | Empresa Distribuidora del Sur S.A. [Member] | Other Services [Member] | Argentina [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Empresa Distribuidora del Sur S.A.
Country	Argentina
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Receivables from related parties Current	$ 796,750	398,957
Accounts Payables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	119,612,972	90,428,929
Non-current accounts payable to related parties	$ 318,518	251,527
Accounts Payables [Member] | Endesa Espana [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa España
Country	Spain
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		273,569
Accounts Payables [Member] | Endesa Espana [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa España
Country	Spain
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 277,868
Accounts Payables [Member] | Empresa Electrica Panguipulli S .A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.524.140-K
Company	Empresa Electrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Tolls
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 71,648	92,005
Accounts Payables [Member] | Empresa Electrica Panguipulli S .A. [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.524.140-K
Company	Empresa Electrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy purchase
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 3,175,956	1,695,658
Accounts Payables [Member] | Enel Trade S.p.A [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trade S.p.A.
Country	Italy
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		589,896
Accounts Payables [Member] | Enel Trade S.p.A [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trade S.p.A.
Country	Italy
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 924,051
Accounts Payables [Member] | Enel Trade S.p.A [Member] | Commodity Derivatives [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trade S.p.A.
Country	Italy
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Commodity derivatives
Term of transaction	Less than 90 days
Accounts payable to related parties Current		1,103,206
Accounts Payables [Member] | Enel Trade S.p.A [Member] | Commodity Derivatives [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trade S.p.A.
Country	Italy
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Commodity derivatives
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 4,184,469
Accounts Payables [Member] | GNL Chile S.A. [Member] | Gas Purchase [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.418.940-k
Company	GNL Chile S.A.
Country	Chile
Relationship	Associate
Currency	US$
Description of transaction	Gas Purchase
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 8,100,426	4,872,264
Accounts Payables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.126.507-5
Company	Parque Eólico Talinay Oriente SA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy purchase
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 65,829	48,434
Accounts Payables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.126.507-5
Company	Parque Eólico Talinay Oriente SA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Tolls
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 258	301
Accounts Payables [Member] | Endesa Generacion [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 22,257	379,731
Accounts Payables [Member] | Endesa Generacion [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 214,667
Accounts Payables [Member] | Endesa Generacion [Member] | Coal Purchase [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Coal Purchase
Term of transaction	Less than 90 days
Accounts payable to related parties Current		486,180
Accounts Payables [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Italia Servizi SRL
Country	Italy
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		1,660,149
Accounts Payables [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Italia Servizi SRL
Country	Italy
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 4,591,580
Accounts Payables [Member] | Parque Eolico Tal Tal S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.179.024-2
Company	Parque Eolico Tal Tal S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Tolls
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 484	333
Accounts Payables [Member] | Parque Eolico Tal Tal S.A. [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.179.024-2
Company	Parque Eólico Tal S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy purchase
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 2,105,042	2,171,864
Accounts Payables [Member] | Enel S.p.A [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		120,296
Accounts Payables [Member] | Enel S.p.A [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 77,415
Accounts Payables [Member] | Enel S.p.A [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 1,583,058	564,764
Accounts Payables [Member] | Enel S.p.A [Member] | Dividends [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Currency	CH$
Description of transaction	Dividends
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 63,543,371
Accounts Payables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.052.206-6
Company	Parque Eólico Valle de los Vientos S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		477
Accounts Payables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.052.206-6
Company	Parque Eólico Valle de los Vientos S.A.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy purchase
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 1,261,153
Accounts Payables [Member] | Enel Green Power Del Sur S p A [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.412.562-2
Company	Enel Green Power del Sur SpA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		87,448
Accounts Payables [Member] | Enel Green Power Del Sur S p A [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.412.562-2
Company	Enel Green Power del Sur SpA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Tolls
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 853	42,901
Accounts Payables [Member] | Enel Green Power Del Sur S p A [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.412.562-2
Company	Enel Green Power del Sur SpA
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy purchase
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 10,323,531	7,406,880
Accounts Payables [Member] | Emgesa S.A.E.S.P[Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Emgesa S.A. E.S.P.
Country	Colombia
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		5,461
Accounts Payables [Member] | Emgesa S.A.E.S.P[Member] | Other Services [Member] | Colombia [Member] | Colombia, Pesos
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Emgesa S.A. E.S.P.
Country	Colombia
Relationship	Common Immediate Parent
Currency	CP$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 4,551
Accounts Payables [Member] | Enel Distribucin Per S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Distribución Perú S.A.
Country	Peru
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		2,239
Accounts Payables [Member] | Enel Distribucin Per S.A. [Member] | Other Services [Member] | Peru [Member] | Peru, Nuevos Soles
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Distribución Perú S.A.
Country	Peru
Relationship	Common Immediate Parent
Currency	PS$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 2,110
Accounts Payables [Member] | Enel Green Power Italia [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Italia
Country	Italy
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 357,579
Accounts Payables [Member] | Enel Green Power Italia [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Italia
Country	Italy
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 99,878
Accounts Payables [Member] | Enel Brasil [Member] | Other Services [Member] | Brazil [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Brasil
Country	Brazil
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		85,864
Accounts Payables [Member] | Enel Brasil [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Brasil
Country	Brazil
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 77,680
Accounts Payables [Member] | Enel Trading Argentina S.R.L. [member] | Other Services [Member] | Argentina [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trading Argentina S.R.L.
Country	Argentina
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		13,574
Accounts Payables [Member] | Enel Trading Argentina S.R.L. [member] | Other Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trading Argentina S.R.L.
Country	Argentina
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		63,992
Accounts Payables [Member] | Enel Trading Argentina S.R.L. [member] | Other Services [Member] | Argentina [Member] | Argentine Peso
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trading Argentina S.R.L.
Country	Argentina
Relationship	Common Immediate Parent
Currency	AR$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 74,740
Accounts Payables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	94.271.000-2
Company	Enel Américas
Country	Chile
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 912,731
Accounts Payables [Member] | Enel Americas S.A. [Member] | Loan | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	94.271.000-2
Company	Enel Américas
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Loan
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 4,650	974,374
Accounts Payables [Member] | Electrogas S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.806.130-5
Company	Electrogas S.A.
Country	Chile
Relationship	Associate
Currency	CH$
Description of transaction	Tolls
Term of transaction	Less than 90 days
Accounts payable to related parties Current		331,447
Accounts Payables [Member] | Enel Iberoamerica S.R.L [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 35	867,838
Accounts Payables [Member] | Enel Iberoamerica S.R.L [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 749,834	158,909
Accounts Payables [Member] | Enel Iberoamerica S.R.L [Member] | Dividends [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Currency	CH$
Description of transaction	Dividends
Term of transaction	Less than 90 days
Accounts payable to related parties Current		57,755,885
Accounts Payables [Member] | Enel Distribuzione | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Distribuzione
Country	Italy
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 3,187,971	705,730
Accounts Payables [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Produzione
Country	Italy
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		483,665
Accounts Payables [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Produzione
Country	Italy
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 10,501,963	118,261
Non-current accounts payable to related parties	$ 318,518
Accounts Payables [Member] | Enel Ingegneria e Ricerca [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Ingegneria e Ricerca
Country	Italy
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current		6,343,845
Non-current accounts payable to related parties		251,527
Accounts Payables [Member] | Enel Energia [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Energía
Country	Italy
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 348,370	163,911
Accounts Payables [Member] | Sociedad Almeyda Solar [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.321.458-3
Company	Sociedad Almeyda Solar Spa
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Tolls
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 64,484	45,153
Accounts Payables [Member] | Sociedad Almeyda Solar [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.321.458-3
Company	Sociedad Almeyda Solar Spa
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Energy purchase
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 371,339	379,716
Accounts Payables [Member] | Transmisora Electrica de Quillota Ltda. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	77.017.930-0
Company	Transmisora Eléctrica de Quillota Ltda.
Country	Chile
Relationship	Joint Venture
Currency	CH$
Description of transaction	Tolls
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 72,965	$ 332,709
Accounts Payables [Member] | Transmisora Electrica de Quillota Ltda. [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	77.017.930-0
Company	Transmisora Eléctrica de Quillota Ltda.
Country	Chile
Relationship	Joint Venture
Currency	CH$
Description of transaction	Energy purchase
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 70,984
Accounts Payables [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.920.110-0
Company	Enel Green Power Chile Ltda.
Country	Chile
Relationship	Common Immediate Parent
Currency	CH$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 90,134
Accounts Payables [Member] | Enel Italia [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Italia
Country	Italy
Relationship	Common Immediate Parent
Currency	Euros
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 2,089,122
Accounts Payables [Member] | Codensa [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Codensa
Country	Colombia
Relationship	Common Immediate Parent
Currency	US$
Description of transaction	Other services
Term of transaction	Less than 90 days
Accounts payable to related parties Current	$ 7,936